Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events, except as noted below, that would have required adjustment or disclosure in the financial statements.

Warrant Conversion and Related Transactions

On October 8, 2025, Madison Bond LLC and Bayside Project LLC (together, the “New Holders”) acquired from prior holders all of the Company’s outstanding Series C and Series D warrants previously issued by the Company pursuant to the August Subscription Agreement dated August 30, 2024. Immediately thereafter, the Company invoked conversion provisions contained in the Warrants and the Purchase Agreement and converted all unexercised portions of the Warrants into an aggregate of 3,447,957 shares of the Company’s common stock (the “Conversion”). Following the Conversion, all Series C and Series D warrants were cancelled.

In connection with the Conversion, the Purchasers and the Company amended the Original Purchase Agreement to remove or modify certain financing restrictions, including limitations on future equity issuances and participation rights, subject to agreed-upon dilution protections. The Purchasers also entered into a lock-up agreement restricting the sale or transfer of their shares for a period of 12 months following the Effective Date, subject to limited exceptions. As a result of the Conversion, the Purchasers collectively hold approximately 47.5% of the Company’s outstanding common stock and are the Company’s largest stockholders. The transaction constituted a change in control of the Company under SEC Regulation S-K Item 403.

On October 23, 2025, the Company issued 3,447,957 shares of its common stock to the New Holders pursuant to a 12-month lock-up agreement.

Issuance of Shares for HBC Earn-out

On October 9, 2025, the Company issued 450,000 shares of common stock to G3 pursuant to an earn-out provision under the Company’s February 2, 2024 merger agreement. As a result of these issuances, G3 beneficially owns approximately 24.2% of the Company’s outstanding common stock. See Note 1 for more details.

Issuance of Shares to Non-executive Directors and Certain Employees

On October 9, 2025, the Company issued 40,000 bonus shares of Common Stock to each of its non-executive directors, John Davis and Karin-Joyce Tjon, and its former non-executive director Cynthia Ekberg Tsai. The issuances were in consideration of their prior board service from the closing of the Company’s business combination on February 2, 2024 until one year thereafter. The issuances were pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act. No underwriting discounts or commissions were paid with respect to such issuances.

On October 9, 2025, the Company issued 120,000 bonus shares of Common Stock to certain of its employees that are not executive officers. The issuances were in consideration of their prior service to the Company from the closing of the Company’s business combination on February 2, 2024 until one year thereafter. The issuances were pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act. No underwriting discounts or commissions were paid with respect to such issuances.

Promissory Note with Great Point Capital, LLC

On October 29, 2025, the Company entered into a Promissory Note with Great Point Capital, LLC in the principal amount of $1,000,000. The Note bears interest at 8.0% per annum, payable quarterly, and matures on October 25, 2026. The proceeds will be used for general corporate purposes, including working capital needs. See Note 10 for more details.

Nasdaq Capital Market Listing Approval

On October 29, 2025 the Company was notified by NASDAQ staff that Company’s application to list its Common Stock on The Nasdaq Capital Market was approved. The Company’s securities were transferred to the Capital Market at the opening of business on October 31, 2025. As a result, all matters pertaining to Nasdaq’s MVLS and MVPHS deficiencies are now closed.

NOTE 15 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events, except as noted below, that would have required adjustment or disclosure in the financial statements.

Convertible notes

After year-end, in March and April 2025, holders converted an aggregate of $527,500 of convertible notes into 68,096 common shares. As of the date of this filing, 1,600 shares remain subject to conversion.

Reverse split

In addition, the Company has received a notice from the Nasdaq related to their failure to maintain the minimum bid price requirement of $1 per share. In response, on May 12, 2025, the Company effectuated a 1-for-50 reverse split of its Common Stock in order to reach the Nasdaq minimum. The primary objective of the reverse stock split is to increase the per-share market price of the Company’s common stock to enable the Company to regain compliance with the minimum bid price requirement for continued listing on the Nasdaq.